American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
April 30, 2025

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 41.6%
Focused Dynamic Growth Fund Investor Class(2)	445,020	27,573,461
Focused Large Cap Value Fund Investor Class	14,503,298	147,353,505
Growth Fund Investor Class	1,715,579	89,364,485
Heritage Fund Investor Class	3,886,056	87,630,566
Large Cap Equity Fund Investor Class	4,150,282	201,952,733
Mid Cap Value Fund Investor Class	6,121,863	93,358,416
Select Fund Investor Class	110,701	12,130,624
Small Cap Growth Fund Investor Class	1,185,247	22,981,937
Small Cap Value Fund Investor Class	2,419,659	22,188,271
		704,533,998
Domestic Fixed Income Funds — 28.4%
Core Plus Fund Investor Class	29,064,426	266,230,138
High Income Fund Investor Class	2,137,084	18,207,958
Inflation-Adjusted Bond Fund Investor Class	9,986,111	107,650,278
Short Duration Fund Investor Class	7,257,264	71,338,901
Short Duration Inflation Protection Bond Fund Investor Class	1,769,803	18,777,610
		482,204,885
International Equity Funds — 21.0%
Emerging Markets Fund Investor Class	6,367,397	71,760,568
Global Real Estate Fund Investor Class	3,325,504	43,231,553
International Growth Fund Investor Class	7,625,451	100,045,919
International Small-Mid Cap Fund Investor Class	3,645,525	35,871,966
International Value Fund Investor Class	6,606,022	64,937,196
Non-U.S. Intrinsic Value Fund Investor Class	4,425,613	40,892,664
		356,739,866
International Fixed Income Funds — 9.0%
Emerging Markets Debt Fund Investor Class	4,118,264	36,776,094
Global Bond Fund Investor Class	13,275,219	115,627,154
		152,403,248
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,446,514,100)		1,695,881,997
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,695,881,997

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$37,332	—	$5,566	$(4,193)	$27,573	445	$7,304	—
Focused Large Cap Value Fund	153,921	$12,485	9,579	(9,473)	147,354	14,503	1,255	$12,331
Growth Fund	107,373	6,103	15,891	(8,221)	89,364	1,716	1,948	5,988
Heritage Fund	96,810	13,370	12,989	(9,560)	87,631	3,886	5,999	12,643
Large Cap Equity Fund(4)	229,422	16,010	17,049	(26,430)	201,953	4,150	6,188	13,768
Mid Cap Value Fund	98,061	7,288	3,328	(8,663)	93,358	6,122	473	7,289
Select Fund	15,568	479	2,692	(1,224)	12,131	111	764	476
Small Cap Growth Fund	30,225	27	5,894	(1,376)	22,982	1,185	22	27
Small Cap Value Fund	30,727	1,570	4,152	(5,957)	22,188	2,420	959	1,571
Core Plus Fund	253,680	36,762	25,655	1,443	266,230	29,064	(4,905)	9,757
High Income Fund	33,766	1,183	18,297	1,556	18,208	2,137	(1,534)	1,183
Inflation-Adjusted Bond Fund	106,817	3,380	4,912	2,365	107,650	9,986	(730)	1,976
Short Duration Fund	97,548	2,845	31,176	2,122	71,339	7,257	(1,799)	2,845
Short Duration Inflation Protection Bond Fund	17,776	556	106	552	18,778	1,770	(3)	403
Emerging Markets Fund	77,759	18,495	24,662	169	71,761	6,367	1,057	502
Global Real Estate Fund	35,000	8,874	—	(642)	43,232	3,326	—	902
International Growth Fund	102,487	7,526	11,054	1,086	100,045	7,625	583	531
International Small-Mid Cap Fund	40,036	546	3,846	(864)	35,872	3,646	(616)	546
International Value Fund	66,840	10,152	16,924	4,869	64,937	6,606	798	2,697
Non-U.S. Intrinsic Value Fund	38,823	4,115	—	(2,045)	40,893	4,426	—	3,935
Emerging Markets Debt Fund	35,847	1,025	444	348	36,776	4,118	(75)	1,025
Global Bond Fund	114,507	4,488	4,195	827	115,627	13,275	(739)	2,880
	$1,820,325	$157,279	$218,411	$(63,311)	$1,695,882	134,141	$16,949	$83,275
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.